Commitments and Contingent Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingent Liabilities [Line Items]
Irrevocable lending commitments	€ 167,722	€ 158,253
Revocable lending commitments	44,327	45,867
Contingent liabilities	51,605	48,212
Total	€ 263,654	€ 252,331